   As filed with the Securities and Exchange Commission on November 12, 2004

                               File No. 333-45431
                               File No. 811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /  X  /
                                                                    -----

         Pre-Effective Amendment No.                               /     /
                                     -------                        -----

         Post-Effective Amendment No.    38                        /  X  /
                                      --------                      -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                     /  X  /
                                                                    -----

         Amendment No.    36                                       /  X  /
                       -----------                                  -----


                           HARTFORD SERIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-4586

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                       Life Law Group - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:

                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

It is proposed that this filing will become effective (check appropriate box):

               immediately upon filing pursuant to paragraph (b) of Rule 485
   -----------
       X       on December 10, 2004 pursuant to paragraph (b) of Rule 485
   -----------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
   -----------
               on                    pursuant to paragraph (a)(1) of Rule 485
   -----------    ------------------
               75 days after filing pursuant to paragraph (a)(2) of Rule 485
   -----------
               on                    pursuant to paragraph (a)(2) of Rule 485
   -----------    ------------------

If appropriate, check the following box:

       X       This post-effective amendment designates a new effective date
   ----------- for a previously filed post-effective amendment.

                           HARTFORD SERIES FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

--       Cover Sheet
--       Contents of Registration Statement
--       Explanatory Note
--       Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A for Hartford Series Fund, Inc. incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information relating to twenty-six series of Hartford Series Fund, Inc. contained in Post-Effective Amendment No. 33, which was filed with the Securities and Exchange Commission on May 27, 2004 and which was incorporated by reference in Post-Effective Amendment No. 37, which was filed with the Securities and Exchange Commission on October 14, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 37 to December 10, 2004.

     The Registrant's updated Prospectus, Statement of Additional Information and Other Information, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before December 10, 2004.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of November, 2004.


                             HARTFORD SERIES FUND, INC.


                             By:               *
                                ---------------------------------
                                      David M. Znamierowski
                                      Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                             TITLE                         DATE
---------                             -----                         ----
           *                  President                      November 11, 2004
------------------------      (Chief Executive Officer)
David M. Znamierowski         and Director


           *                  Controller & Treasurer         November 11, 2004
------------------------      (Chief Accounting Officer and
Tamara L. Fagely              Chief Financial Officer)


           *                  Director                       November 11, 2004
------------------------
Lynn S. Birdsong


           *                  Chairman of                    November 11, 2004
------------------------      the Board and Director
Robert M. Gavin, Jr.


           *                  Director                       November 11, 2004
------------------------
Duane E. Hill



           *                  Director                       November 11, 2004
------------------------
Thomas M. Marra


           *                  Director                       November 11, 2004
------------------------
Phillip O. Peterson


           *                  Director                       November 11, 2004
------------------------
Millard H. Pryor, Jr.


           *                  Director                       November 11, 2004
------------------------
Lowndes A. Smith



/s/ Kevin J. Carr                                            November 11, 2004
-----------------------------
* By Kevin J. Carr
     Attorney-in-fact